UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	Clarendon House
		2 Church Street
		PO Box HM 666
		Hamilton, HM CX  Bermuda

13F File Number: 028-04297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		April 26, 2010


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,662,356,000










List of Other Included Managers:			1. 028-13512 Northern Cross, LLC
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                                                                            FORM 13F INFORMATION TABLE



             Column 1                 Column 2   Column 3          Column 4 Column 5        Column 6  Column 7 Column8

                                                                     VALUE   SHARES/ SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASSCUSIP             (x$1000)  PRN AMT PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR             ADR                   03485P201   198,109     9,08sh    Shared-Othe       1        263,360
ANGLOGOLD ASHANTI - SPON ADR       Spsrd ADR             035128206   244,139     6,43sh    Shared-Othe       1        167,575
CAMECO CORP (ADR)                  ADR                   13321L108   318,128   11,606sh    Shared-Othe       1        172,102
FIBRIA CELULOSE SA - ADR           ADR                   31573A109   158,863     7,26sh    Shared-Othe       1                  -
ITAU UNIBANCO HOLDINGS S.A. - ADR  ADR                    465562106  602,655   27,405sh    Shared-Othe       1        283,024
ROYAL DUTCH SHELL - ADR A          ADR                    780259206  140,461     2,42sh    Shared-Othe       1          50,000




























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